DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended		12 Months Ended
	Mar. 03, 2022 USD ($) $ / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 25, 2023 $ / shares	Dec. 31, 2021 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 10.25		$ 10.25
Common shares, par value, (per share)			$ 0.0001		$ 0.0001		$ 0.0001
Aggregate purchase price | $				$ 25,000	$ 25,000
Condition for future business combination use of proceeds percentage			80		80
Condition For Future Business Combination Threshold Percentage Ownership			50		50
Condition For Future Business Combination Threshold Net Tangible Assets | $			$ 5,000,000		$ 5,000,000
Redemption limit percentage without prior consent			15		15
Transaction Costs | $			$ 805,000		$ 805,000
Redemption period upon closure			10 days		10 days
Redemption percentage upon closure					100.00%
Maximum allowed dissolution expenses | $			$ 100,000		$ 100,000
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 0.10		$ 0.10
Number of shares in a unit | shares					1
Exercise price of warrants			$ 11.50		$ 11.50
Public Warrants exercisable term after the completion of a business combination		30 days	30 days		30 days
Warrants exercisable term from the closing of the public offering		12 months	12 months		12 months
Public Warrants expiration term		5 years
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issuable per warrant | shares					0.75
Exercise price of warrants			$ 11.50		$ 11.50
Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 0.10	15.00		15.00
Exercise price of warrants		$ 15.00	15		15	$ 15
Price of warrant			$ 15.00		$ 15.00
Sale of private placement warrants (in shares) | shares		1,000,000	1,000,000		1,000,000
Public Warrants expiration term			10 years		10 years
Private Placement Warrants | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants		$ 10.00
Sale of private placement warrants (in shares) | shares		55,000
Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 1.00	$ 11.50		$ 11.50
Number of shares in a unit | shares					1
Exercise price of warrants		$ 11.50	11.50		$ 11.50
Price of warrant			$ 11.50		$ 11.50
Sale of private placement warrants (in shares) | shares		3,950,000	3,950,000		3,950,000
Public Warrants expiration term			5 years		5 years
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares		7,000,000	8,050,000		8,050,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10		$ 10
Number of shares in a unit | shares		1
Number of warrants in a unit | shares	0.75
Number of shares issuable per warrant | shares		1	1		1
Exercise price of warrants		$ 11.50
Proceeds from issuance initial public offering | $	$ 80,500,000	$ 80,500,000
Investment of cash into Trust Account | $		$ 82,512,500
Period of initial business combination for closing of initial public offering			15 months		15 months
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant		$ 10.00
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 10.25
Private Placement | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants			$ 15	$ 15
Private Placement | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares			55,000
Purchase price per unit			$ 10
Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants			15
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares	1,050,000	1,050,000
Purchase price per unit			11.50		$ 11.50
Common shares, par value, (per share)	$ 0.0001
Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants			$ 10.00		$ 10.00
Proceeds from sale of private placement | $			$ 4,600,000		$ 4,600,000
Sale of private placement warrants (in shares) | shares			55,000		55,000
Aggregate purchase price | $			$ 4,600,000		$ 4,600,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 0.10		$ 0.10
Exercise price of warrants			$ 15		$ 15
Sale of private placement warrants (in shares) | shares			1,000,000		1,000,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 1.00		$ 1.00
Exercise price of warrants			$ 11.50		$ 11.50
Sale of private placement warrants (in shares) | shares			3,950,000		3,950,000